Income Taxes - Summary of Changes in Balance of Tax Loss Carryforwards (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Balance at beginning of the period	$ 28,871	$ 25,879	$ 24,817
Increase	4,985	6,029	3,398
Usage of tax losses	(1,986)	(1,854)	(352)
Unused tax losses - 2024 to 2026	(7,830)	0	0
Effect of foreign currency exchange rates	(2,518)	(1,183)	(1,984)
Balance at end of the period	$ 21,522	$ 28,871	$ 25,879